Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Leases [Abstract]
Leases
9.	Leases

The Company leases an office, a manufacturing plant and certain equipment under non-cancellable operating lease agreements. The leases have remaining lease terms ranging from one year to ten years.

Supplemental balance sheet information related to leases is as follows:

Balance Sheet Location		September 30, 2023
Operating Leases
Right-of-use assets, net		$628,181

Current liabilities	Lease liability, current maturities	227,753
Non-current liabilities	Lease liability, net of current maturities	397,067
Total operating lease liabilities		$624,820

Finance Leases
Right-of-use assets		$1,575,478

Current liabilities	Lease liability, current maturities	773,385
Non-current liabilities	Lease liability, net of current maturities	336,960
Total finance lease liabilities		$1,110,345

Weighted Average Remaining Lease Term
Operating leases		2.00 years
Finance leases		1.26 years
Weighted Average Discount Rate
Operating leases		3%
Finance leases		3%

As the leases do not provide an implicit rate, the Company used an incremental borrowing rate based on the information available at the lease commencement date in determining the present value of the lease payments, which is reflective of the specific term of the leases and economic environment of each geographic region.

Anticipated future lease costs, which are based in part on certain assumptions to approximate minimum annual rental commitments under non-cancellable leases, are as follows:

Year Ending December 31:	Operating	Financing	Total
2023 (remaining)	$81,000	$400,934	$481,934
2024	324,000	801,869	1,125,869
2025	243,000	133,645	376,645
Total lease payments	648,000	1,336,448	1,984,448
Less: Imputed interest	24,910	34,452	59,362
Present value of lease liabilities	$623,090	$1,301,996	$1,925,086

12.	Leases

The Company leases an office, a plant and certain equipment under non-cancelable operating and finance lease agreements. The leases have remaining lease terms ranging from one year to ten years.

Supplemental balance sheet information related to leases is as follows:

Balance Sheet Location		December 31, 2022
Operating Leases
Right-of-use assets, net		$2,517,559

Current liabilities	Lease liability, current maturities	(418,619)
Non-current liabilities	Lease liability, net of current maturities	(2,118,958)
Total operating lease liabilities		$(2,537,577)

Finance Leases
Right-of-use assets		$1,903,443

Current liabilities	Lease liability, current maturities	(806,775)
Non-current liabilities	Lease liability, net of current maturities	(920,878)
Total finance lease liabilities		$(1,727,653)

Weighted Average Remaining Lease Term
Operating leases		6.93 years
Finance leases		2 years
Weighted Average Discount Rate
Operating leases		3%
Finance leases		3%

As the leases do not provide an implicit rate, the Company used an incremental borrowing rate based on the information available at the lease commencement date in determining the present value of the lease payments, which is reflective of the specific term of the leases and economic environment of each geographic region.

Anticipated future lease costs, which are based in part on certain assumptions to approximate minimum annual rental commitments under non-cancelable leases, are as follows:

Year Ending December 31,	Operating	Financing	Total
2023	$525,718	$851,792	$1,377,510
2024	523,722	801,869	1,325,591
2025	446,349	131,544	577,893
2026	207,379	—	207,379
2027	211,526	—	211,526
Thereafter	908,376	—	908,376
Total lease payments	2,823,070	1,785,205	4,608,275
Less: Imputed interest	285,493	57,552	343,045
Present value of lease liabilities	$2,537,577	$1,727,653	$4,265,230

Chicago Airport Testing has subleased its leased vacant area for a period of one year, the sublessee has the option to terminate at any time after the first six months. The sublessee elected to terminate the Agreement, effective as of July 31, 2021 and the Company has no remaining lease revenue from the sublessee.

Total lease expense amounted to $770,272 and $367,869 for the years ending December 31, 2022 and 2021.